LORD ABBETT AFFILIATED FUND INC
LORD ABBETT AFFILIATED FUND INC

LORD ABBETT AFFILIATED FUND

Supplement dated September 23, 2013 to the

Summary Prospectus, Prospectus, and Statement of Additional Information

dated March 1, 2013

Effective October 1, 2013, the Class A share 12b-1 fee for the Fund will be amended as follows:

The Class A share 12b-1 fee will be reduced from an annual rate of 0.35% to 0.25% of the Fund’s average daily net assets. The entire 0.25% is a service fee paid to Financial Intermediaries.

Please retain this document for your future reference.